Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated other comprehensive loss [Abstract]
Schedule of Accumulated Other Comprehensive Loss
	Year ended December 31,
	2013			2014
	Attributable to Dryships Inc.	Attributable to non controlling interest	Total	Attributable to Dryships Inc.	Attributable to non controlling interest	Total

Cash flows hedges realized loss	(8,915)	(6,083)	(14,998)	(8,570)	(5,878)	(14,448)

Actuarial pension gain	2,853	1,949	4,802	1,948	1,336	3,284
Total	(6,062)	(4,134)	(10,196)	(6,622)	(4,542)	(11,164)